Submission	Dec. 03, 2024
Submission [Line Items]
Central Index Key	0001289490
Registrant Name	Extra Space Storage Inc.
Registration File Number	333-278690
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES